Capital management (Tables)	12 Months Ended
Dec. 31, 2020
Corporate Information And Statement Of IFRS Compliance [Abstract]
Managed capital	Total managed capital is as follows:

	2020	2019
	$	$
Borrowings	15	36
Share capital	264,357	89,745
	264,372	89,781